Inventories - Net of Allowance for Obsolete Inventories and Supplies (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Inventory on Consignment to Others	$ 49	$ 42	$ 42	$ 12
Fair value of inventory from the acquired mineral sands business		$ 553